Loss per Share Attributable to Ordinary Equity Holders of the Parent	9 Months Ended
Sep. 30, 2023
Basic earnings per share [abstract]
Loss per Share Attributable to Ordinary Equity Holders of the Parent	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The calculation of the basic loss per share amount is based on the loss for the period attributable to ordinary equity holders of Legend Biotech Corporation, and the weighted average number of ordinary shares of 348,293,363 and 314,094,019 in issue during the nine months ended September 30, 2023 and 2022, respectively.
The calculation of the diluted earnings per share amount is based on the loss for the period attributable to ordinary equity holders of Legend Biotech Corporation. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the period, as used in the basic earnings per share calculation, and the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise of all potentially dilutive securities into ordinary shares.
No adjustment for dilution has been made to the basic loss per share amounts presented for the nine months ended September 30, 2023 and 2022, as the impact of the outstanding share options, restricted share units (the "RSUs"), and warrant liability had an anti-dilutive effect on the basic loss per share amounts presented.
The calculations of basic and diluted loss per share are based on:

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Losses
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	(373,436)	(310,473)

	Number of shares Nine months ended September 30,
	2023	2022
	(Unaudited)	(Unaudited)
Shares
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation	348,293,363	314,094,019